Employee Postretirement Benefits (Principal Plans and All Other Pension Plans) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal Plans
Projected benefit obligation (“PBO”)	$ 1,900	$ 2,123
Accumulated benefit obligation (“ABO”)	1,900	2,123
Fair value of plan assets	1,795	2,019
All Other Pension Plans
Projected benefit obligation (“PBO”)	298	305
Accumulated benefit obligation (“ABO”)	257	264
Fair value of plan assets	265	276
Defined Benefit Pension Plans
Projected benefit obligation (“PBO”)	2,198	2,428	$ 2,398
Accumulated benefit obligation (“ABO”)	2,157	2,387
Fair value of plan assets	$ 2,060	$ 2,295	$ 2,285